Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Future Payments for Operating Leases

Future payments required on the operating lease liabilities, over a weighted average remaining lease term of approximately 0.93 years are as follows:

Year Ending December 31,
2026 (remaining)	$127,953
2027	109,363
Total	237,316
Less present value discount	(13,490)
Total operating lease liabilities	$223,826

Future payments required on the operating lease liabilities, over a weighted average remaining lease term of approximately 1.43 are as follows:

Year Ending
2026	252,632
2027	108,491
Total	361,123
Less present value discount	(30,093)
Total operating lease liabilities	$331,030

Schedule of Right-of-Use Assets

Right-of-use assets are summarized below:

	December 31, 2025	December 31, 2024
Right -of-use assets	$558,056	$340,401
Accumulated amortization	(230,789)	(69,187)
Right -of-use assets, net	$327,267	$271,214

Schedule of Operating Lease Liabilities

Operating lease liabilities are summarized below:

	December 31, 2025	December 31, 2024
Operating lease liabilities, current	$225,768	$106,723
Operating lease liabilities, less current portion	105,262	180,235
Total operating lease liabilities	$331,030	$286,958

The following table summarizes the supplemental cash flow information for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Operating cash outflows from lease liabilities	$210,005	$79,345